CAPITAL COMMITMENT	12 Months Ended
Dec. 31, 2018
CAPITAL COMMITMENT
CAPITAL COMMITMENT

37.    CAPITAL COMMITMENT

	At December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Capital expenditure in respect of the acquisition of IPP solar parks contracted for but not provided in the consolidated financial statements	90,430	34,279	30,872